SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The Company's share capital consisted of the following as of December 31, 2018 and 2017:

	Authorized		Outstanding
	December 31,		December 31,
	2018	2017	2018	2017

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	34,363,211	34,338,960

b.	Ordinary shares-ordinary shares confer on their holders voting rights and the right to receive dividends.

c.	Dividends:

On February 7, 2018, the Company declared a special cash dividend of $0.29 per ordinary share paid on March 14, 2018. The Company also adopted a dividend policy pursuant to which it intends to pay a quarterly cash dividend in the range of $0.10-$0.15 per share up to the lesser of 50% of the reported net income attributable to controlling interest (i) on a quarterly basis or (ii) on a year-to-date basis, subject in each case to approval by its board of directors.

Pursuant to Company’s dividend policy and the special dividend the Company paid a total amount of $20,268 in 2018, out of its non-tax exempt profit under the beneficiary enterprise.

d.	Repurchase of shares:

On February 9, 2016 the Company’s Board of Directors approved a share repurchase plan authorizing the repurchase of up to $40,000 of the Company’s outstanding ordinary shares which was complete on August 3, 2016. Following the authorization the Company repurchased 1,103,096 ordinary shares at an average price of $35.74 per share (excluding broker and transaction fees). The Company recorded shares repurchased at cost as part of its equity statement.

e.	Compensation plan:

On January 1, 2011, the Board of Directors adopted the Caesarstone Ltd 2011 Incentive Compensation Plan (the “Plan”) pursuant to which non-employee directors, officers, employees and consultants may receive stock options and RSUs exercisable for ordinary shares, if certain conditions are met.

In December 2015, Company's Board of Directors approved an amendment to the Plan increasing the number of ordinary shares that may be granted under such plan by 900,000 shares (from the previously 2,375,000 ordinary shares registered during 2012).

As of December 31, 2018, there were 1,622,285 options and restricted stock units (RSUs) outstanding under the Plan and 551,658 shares available or reserved for future issuance under the plan.

As of December 31, 2018, there was $6,163 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees and directors under the Plan. That cost is expected to be recognized over a weighted-average period of 1.1 years.

The following is a summary of activities relating to the Company’s stock options granted to employees under the Company’s plan during the year ended December 31, 2018:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,128,704	$33.48
Granted	668,500	15.49
Exercised	--	--
Forfeited	(295,869)	30.91
Outstanding - end of the year	1,501,335	$25.53	$168
Options exercisable at the end of the year	520,335	34.35	$12
Vested and expected to vest	520,335	34.35	$12

The weighted average fair value of options granted during 2018, 2017 and 2016 was $7.2, $14.9 and $13.2 per option. The intrinsic value of options exercised during 2018, 2017 and 2016 was $0, $122 and $1,761.

The intrinsic value of exercisable options (the difference between the Company’s closing share price on the last trading day in fiscal 2018 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2018. This amount changes based on the fair market value of the Company’s ordinary shares.

The following is a summary of activities relating to the Company’s RSUs granted to employees under the Plan during the year ended December 31, 2018:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	81,275	$33.50
Granted	85,150	15.33
Exercised	(24,251)	30.22
Forfeited	(21,974)	26.76
Outstanding - end of the year	120,200	$20.24	$1,632
RSUs exercisable at the end of the year	-	$-	$-
Vested and expected to vest	120,200	$20.24	$1,632

The awards outstanding as of December 31, 2018 have been separated into ranges of exercise price, as follows:

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$0.01 (RSUs)	120,200	6.03	$0.01	-	-	-
$9.85	2,704	0.22	$9.26	2,704	0.22	9.26
$14.69	613,500	6.49	$14.83	20,000	0.85	14.10
$28.65-29.00	158,500	5.97	$24.97	28,000	5.71	28.15
$30.65-36.71	530,631	4.42	$32.47	281,631	4.47	32.30
$41.37-42.96	196,000	0.98	$40.91	188,000	0.85	39.50
	1,621,535			520,335

Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2018	2017

Cost of revenues	$163	$285
Research and development expenses	123	162
Marketing and selling expenses	740	898
General and administrative expenses	687	3,999

Total	$1,713	$5,344